Income Taxes (Tables) - THE DAYTON POWER AND LIGHT COMPANY [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Schedule of Effective Income Tax Rates [Table Text Block]

The following table details the effective tax rates for the three and nine months ended September 30, 2019 and 2018.

	Three months ended		Nine months ended
	September 30,		September 30,
	2019	2018	2019	2018
DP&L	(19.1)%	16.8%	4.7%	16.2%

Components of Income Tax Expense

DP&L’s components of income tax expense on continuing operations were as follows:

	Years ended December 31,
$ in millions	2018	2017	2016
Computation of tax expense
Federal income tax expense (a)	$22.2	$31.0	$50.1
Increases (decreases) in tax resulting from:
State income taxes, net of federal effect	0.6	0.4	0.4
Depreciation of flow-through differences	(4.3)	1.2	3.0
Investment tax credit amortized	(0.3)	(0.3)	(0.4)
Accrual (settlement) for open tax years	—	(0.5)	3.4
Other, net (b)	(0.5)	(0.7)	(10.5)
Total tax expense	$17.7	$31.1	$46.0

Components of tax expense
Federal - current	$1.4	$13.5	$37.7
State and Local - current	—	0.2	0.5
Total current	1.4	13.7	38.2

Federal - deferred	15.5	17.0	7.7
State and local - deferred	0.8	0.4	0.1
Total deferred	16.3	17.4	7.8
Total tax expense	$17.7	$31.1	$46.0

(a)	The statutory tax rate of 21% in 2018 and 35% in 2017 and 2016 was applied to pre-tax earnings.
(b)
Includes expense / (benefit) of $(0.7) million and $(0.4) million in the years ended December 31, 2017 and 2016, respectively, of income tax related to adjustments from prior years.

Schedule of Effective Income Tax Rate Reconciliation
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to DP&L's effective tax rate, as a percentage of income from continuing operations before taxes for the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018	2017	2016
Statutory Federal tax rate	21.0%	35.0%	35.0%
State taxes, net of Federal tax benefit	0.6%	0.4%	0.3%
AFUDC - Equity	(0.1)%	1.4%	2.1%
Amortization of investment tax credits	(0.3)%	(0.4)%	(0.3)%
Depreciation of flow-through differences	(4.0)%	—%	—%
Other - net	(0.2)%	(1.3)%	(5.1)%
Effective tax rate	17.0%	35.1%	32.0%

Components of Deferred Tax Assets and Liabilities

Components of Deferred Tax Assets and Liabilities
	December 31,
$ in millions	2018	2017
Net non-current assets / (liabilities)
Depreciation / property basis	$(130.6)	$(126.5)
Income taxes recoverable	25.0	11.0
Regulatory assets	(16.2)	(23.9)
Investment tax credit	0.5	0.4
Compensation and employee benefits	0.3	17.6
Other	(10.7)	(9.6)
Net non-current liabilities	$(131.7)	$(131.0)

Schedule of Tax Expense Benefit That Were Credited To Accumulated Other Comprehensive Loss (Text Block)
The following table presents the tax expense / (benefit) related to pensions, postemployment benefits, cash flow hedges and financial instruments that were credited to Accumulated other comprehensive loss.

	Years ended December 31,
$ in millions	2018	2017	2016
Tax expense / (benefit)	$(0.3)	$4.0	$(7.0)

Reconciliation of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amount of unrecognized tax benefits for DP&L is as follows:

$ in millions
Balance at December 31, 2016	$4.9
Calendar 2017
Tax positions taken during prior period	—
Lapse of Statute of Limitations	(0.1)
Balance at December 31, 2017	4.8
Calendar 2018
Tax positions taken during prior period	—
Lapse of Statute of Limitations	—
Balance at December 31, 2018	$4.8